Document and Entity Information	Mar. 31, 2024
Risk/Return:
Registrant Name	EATON VANCE INVESTMENT TRUST
Registrant CIK	0000779991
SEC Form	497
Period end date	Mar. 31, 2024
Investment Company Type	N-1A
Document Description	Supplement to Prospectus dated August 1, 2024
Amendment Flag	false